JOINT VENTURE AGREEMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
JOINT VENTURE AGREEMENT [Abstract]
Costs to drill an oil and gas well	$ 134,000	$ 163,456
Percentage of the costs owed by the company to drill and complete each well the Company elects to participate in on leases that are part of the JV Agreement		49.00%